SHORT-TERM BORROWINGS (Details) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Short-term Debt [Line Items]
Short-term borrowings	123,041	80,725
Trade Financing [Member]
Short-term Debt [Line Items]
Short-term borrowings	8,075	6,093
Local On Lending [Member]
Short-term Debt [Line Items]
Short-term borrowings	378	215
Euronotes [Member]
Short-term Debt [Line Items]
Short-term borrowings	1,306	414
Fixed Rate Notes [Member]
Short-term Debt [Line Items]
Short-term borrowings	92	408
Mortgage Notes [Member]
Short-term Debt [Line Items]
Short-term borrowings	10,595	7,854
Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Short-term borrowings	101,207	65,520
Other Short Term Debt [Member]
Short-term Debt [Line Items]
Short-term borrowings	1,388	221